Summary of Significant Accounting Policies (Details) - Schedule of Concentrations and Risks		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		4.00%	15.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		5.00%	13.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		24.00%	1.00%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Supplier A [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		8.00%	11.00%	10.00%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Supplier B [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		20.00%	22.00%	21.00%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Supplier C [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage	[1]	29.00%	24.00%	27.00%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Supplier D [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage	[1]	2.00%	10.00%	4.00%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Supplier E [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		11.00%	5.00%	7.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		7.00%	7.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		13.00%	18.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage	[1]	32.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage	[1]	9.00%	34.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Concentrations and Risks [Line Items]
Concentrations and Risks Percentage		17.00%	11.00%

[1]	Those suppliers are related to the Company